Shareholder Report, Holdings (Details)	May 31, 2025
C000005499 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000005499 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000005499 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005499 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005499 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005499 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005499 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005499 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005499 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005499 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005499 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000005499 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000005499 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000005499 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005499 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005500 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000005500 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000005500 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005500 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005500 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005500 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005500 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005500 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005500 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005500 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005500 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000005500 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000005500 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000005500 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005500 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005501 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000005501 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000005501 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005501 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005501 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005501 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005501 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005501 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005501 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005501 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005501 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000005501 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000005501 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000005501 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005501 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244824 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000244824 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000244824 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000244824 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244824 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244824 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244824 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244824 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244824 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244824 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244824 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000244824 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000244824 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000244824 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000244824 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.80%